===============================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                   Oppenheimer Rochester Ohio Municipal Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 12/30/2011
===============================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                     COUPON           MATURITY          VALUE
------------                                                 ---------        ----------      -----------
MUNICIPAL BONDS AND NOTES-111.1%
OHIO-86.0%
 $    70,000   Akron, OH Bath Copley Joint
               Township Hospital District (Summa
               Health System)(1)                               5.375%           11/15/2018      $   70,095

   1,000,000   Akron, OH Waterworks(1)                         5.625            12/01/2020       1,003,480

   1,000,000   American Municipal Power,
               OH (Prairie State Energy Campus)(1)             5.750            02/15/2039       1,103,280

      30,000   Ashland County, OH Health
               Care Facilities (Good Shepherd
               Home for the Aged)(1)                           6.050            12/15/2019          28,963

     320,000   Bellevue, OH Municipal Building(1)              5.800            12/01/2019         321,347

     100,000   Blue Ash, OH Tax Increment
               Financing (Duke Realty)(1)                      5.000            12/01/2035          90,735

   1,000,000   Buckeye, OH Tobacco Settlement
               Financing Authority (TASC)(1)                   5.875            06/01/2047         719,440

   8,150,000   Buckeye, OH Tobacco Settlement
               Financing Authority (TASC)(1)                   6.000            06/01/2042       5,980,307

  53,300,000   Buckeye, OH Tobacco Settlement
               Financing Authority (TASC)                      7.501(2)         06/01/2052         683,306

   1,000,000   Butler County, OH Hospital Facilities
               (Kettering Health Network/Kettering
                Medical Center Obligated Group)(1)             6.375            04/01/2036       1,101,160

      25,000   Cambridge, OH Multifamily Hsg.
               (Cambridge Heights)(1)                          6.150            01/20/2050          27,056

   1,980,000   Centerville, OH Health Care (Bethany
               Lutheran Village)(1)                            5.750            11/01/2022       1,946,201

     500,000   Cincinnati, OH GO(1)                            5.000            12/01/2036         536,620

     155,000   Cleveland, OH Airport
               (Continental Airlines)(1)                       5.375            09/15/2027         131,945

     205,000   Cleveland, OH Airport
               (Continental Airlines)(1)                       5.700            12/01/2019         196,314

     350,000   Cleveland, OH Rock Glen Hsg. Assistance
               Corp. (Ambleside Apartments)(1)                 7.000            06/01/2018         350,168

     765,000   Cleveland-Cuyahoga County, OH
               Port  Authority(1)                              5.375            05/15/2019         764,939

     935,000   Cleveland-Cuyahoga County, OH
               Port Authority (Fairmount Montessori
               Association)(1)                                 5.125            05/15/2025         835,600

     215,000   Cleveland-Cuyahoga County, OH
               Port Authority (Port Cleveland)(1)              5.750            05/15/2020         206,366

     390,000   Cleveland-Cuyahoga County, OH
               Port Authority (Port Cleveland)(1)              5.800            05/15/2027         362,778

   1,055,000   Cleveland-Cuyahoga County, OH Port
               Authority (Port Cleveland)(1)                   6.200            05/15/2022       1,057,321

   1,225,000   Columbus-Franklin County, OH
               Finance Authority (Central Ohio
               Regional Bond Fund)(1)                          6.500            11/15/2039       1,210,276

   1,065,000   Columbus-Franklin County, OH
               Finance Authority, Series A(1)                  6.000            05/15/2035       1,059,611

     360,000   Cuyahoga County, OH Economic
               Devel. (Medical Mart Center)(1)                 5.250            12/01/2025         413,698

      70,000   Cuyahoga County, OH Health Care
               Facilities (Senior Living
               Bet Moshev Zekenim)(1)                          6.700            08/15/2028          69,275

      25,000   Cuyahoga County, OH Health Care
               Facilities (Senior Living
               Bet Moshev Zekenim)(1)                          6.800            02/15/2035          24,423


1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                             COUPON              MATURITY         VALUE
----------                                                                         ---------           ----------      ----------
$   15,000   Cuyahoga County, OH Hospital
             (Metro Health System)(1)                                                   5.500%         02/15/2027       $   15,009

    10,000   Cuyahoga County, OH
             Hospital (W.O. Walker Center)(1)                                           5.000          01/01/2023           10,005

 1,945,000   Cuyahoga County, OH
             Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton
             Obligated Group)(1)                                                        7.500          01/01/2030        1,955,425

    20,000   Dayton, OH Airport (James M. Cox)(1)                                       5.350          12/01/2032           20,042

   745,000   Dayton-Montgomery County,
             OH Port
             Authority (Dayton
             Regional Bond Fund-Maverick)(1)                                            5.125          05/15/2022          734,943

   130,000   Erie County, OH
             Hospital Facilities (Firelands Regional
             Medical Center)(1)                                                         5.500          08/15/2022          132,096

    35,000   Erie County, OH
             Hospital Facilities (Firelands Regional
             Medical Center)(1)                                                         5.625          08/15/2032           35,078

    10,000   Franklin County, OH Health Care
             Facilities (Friendship
             Village of Columbus)(1)                                                    5.250          08/15/2018            9,244

    55,000   Franklin County, OH Health Care
             Facilities (Friendship
             Village of Columbus)(1)                                                    5.375          08/15/2028           43,583

    15,000   Franklin County, OH Health
             Care Facilities (Friendship
             Village of Columbus)(1)                                                    5.375          08/15/2028           11,886

    25,000   Franklin County, OH Health Care
             Facilities (Ohio Presbyterian
             Retirement Services)(1)                                                    5.500          07/01/2017           25,041

   100,000   Franklin County, OH
             Hospital (Trinity Health Corp./St.
             Agnes Medical
             Center Obligated Group)(1)                                                 5.000          06/01/2018          100,242

    45,000   Franklin County, OH Mtg. (Villas at St.
             Therese)(1)                                                                5.500          07/01/2021           45,044

    40,000   Franklin County, OH Multifamily
             Hsg. (Country Ridge Apartments)(1)                                         6.000          10/20/2038           40,024

    65,000   Franklin County, OH Revenue
             (New Lincoln Lodge)(1)                                                     6.850          02/01/2035           67,373

   225,000   Glenwillow Village, OH GO(1)                                               5.875          12/01/2024          237,085

 3,405,000   Greene County, OH (Greene
             Town Center)(1)                                                            8.000          12/01/2034        3,579,506

   167,500   Greene County, OH Economic
             Devel. (YMCA)(1)                                                           6.000          12/01/2023          128,462

    20,000   Greene County, OH University
             Hsg. (Central State University)(1)                                         5.000          09/01/2024           14,731

    55,000   Greene County, OH University
             Hsg. (Central State University)(1)                                         5.100          09/01/2035           34,425

    55,000   Greene County, OH University
             Hsg. (Central State University)(1)                                         5.375          09/01/2022           43,684

    35,000   Greene County, OH University
             Hsg. (Central State University)(1)                                         5.625          09/01/2032           24,320

 2,500,000   Grove City, OH Tax Increment
             Financing(1)                                                               5.375          12/01/2031        2,287,125

    48,000   Heath City, OH School District(1)                                          6.375          12/01/2027           48,088

 5,000,000   Hickory Chase, OH Community
             Authority Infrastructure
             Improvement(1)                                                             7.000          12/01/2038        3,247,750

    60,000   Highland Heights, OH GO(1)                                                 5.700          12/01/2020           60,205

 1,775,000   Jeffrey Place, OH New Community
             Authority (Jeffrey Place Redevel.)(1)                                      5.000          12/01/2032        1,383,133

     5,000   Kettering, OH (Marshall
             Road Improvement)                                                          6.450          12/01/2012            5,026

    10,000   Lake County, OH Sewer District
             Improvements                                                               6.250          12/01/2014           10,048

    70,000   Lorain County, OH Elderly Hsg.
             Corp. (Harr Plaza)(1)                                                      6.375          07/15/2019           70,001

2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

PRINCIPAL
 AMOUNT                                                          COUPON              MATURITY        VALUE
--------                                                        ---------           ----------      --------
$ 10,000   Lorain County, OH Health Care
           Facilities (Kendal at Oberlin)(1)                       5.250%            02/01/2021      $ 10,007

   5,000   Lorain County, OH Health Care
           Facilities (Kendal at Oberlin)                          5.375             02/01/2012         5,011

  70,000   Lorain County, OH
           Hospital (Catholic Healthcare
           Partners)(1)                                            5.375             10/01/2030        70,435

 200,000   Lorain County, OH Port
           Authority (Alumalloy LLC)(1)                            6.000             11/15/2025       179,706

  50,000   Lucas County, OH GO                                     6.500             12/01/2016        50,247

 750,000   Lucas County, OH Health Care
           Facilities (LHS/LOOFHSANO/LOOFH
           SAWC Obligated Group)(1)                                7.000             11/01/2045       795,758

 750,000   Lucas County, OH
           Hospital (Promedica Healthcare)(1)                      5.000             11/15/2029       786,608

 500,000   Lucas County, OH
           Hospital (Promedica Healthcare)(1)                      5.750             11/15/2031       548,315

  35,000   Meigs County, OH Industrial Devel.
           Revenue (Meigs Convalescent)(1)                         8.250             12/01/2016        35,166

 500,000   Miami University, OH(1)                                 5.000             09/01/2036       536,630

 215,000   Middleburg Heights, OH
           Hospital (Southwest General
           Health Center)(1)                                       5.625             08/15/2015       215,615

  40,000   Middleburg Heights, OH
           Hospital (Southwest General Health
           Center/Southwest Community
           Health System Obligated Group)(1)                       5.625             08/15/2015        40,114

 210,000   Middleburg Heights, OH
           Hospital (SWGHC/SWCHS
           Obligated Group)(1)                                     5.750             08/15/2021       210,613

 500,000   Montgomery County, OH
           (Miami Valley Hospital)(1)                              5.750             11/15/2023       592,925

 575,000   Montgomery County, OH
           (Miami Valley Hospital)(1)                              6.250              11/15/2033      607,292

  40,000   Montgomery County, OH
           Multifamily Hsg. (Creekside Villas)(1)                  5.950              09/01/2019       40,062

  30,000   Montgomery County, OH
           Multifamily Hsg. (Creekside Villas)(1)                  6.000              09/01/2031       30,029

 325,000   New Carlisle, OH (Twin Creek)(1)                        6.125              11/01/2026      348,940

  30,000   North Canton, OH Health
           Care Facilities (Waterford at St. Luke)(1)              5.800              11/15/2028       25,337

 500,000   OH Air Quality Devel.
           Authority (Columbus Southern Power)(1)                  5.800              12/01/2038      538,360

 605,000   OH Air Quality Devel.
           Authority (Fostoria Ethanol)(1)                         8.500              02/01/2020      423,488

  50,000   OH Air Quality Devel.
           Authority (Fostoria Ethanol)(1)                        10.000              02/01/2020       39,828

 620,000   OH Air Quality Devel.
           Authority (Marion Ethanol)(1)                           8.500              02/01/2020      433,988

 150,000   OH Economic Devel.
           (Astro Instrumentation)(1)                              5.450              06/01/2022      154,157

  15,000   OH Economic Devel.
           (Ohio Enterprise Bond Fund)(1)                          5.150              12/01/2017       15,608

  35,000   OH Environmental Facilities (Ford Motor Company)(1)     5.950              09/01/2029       34,998

 160,000   OH Greater Cincinnati
           Elderly Hsg. Finance Corp.
           (Cambridge Apartments)(1)                               6.600              08/01/2025      160,296

  45,000   OH HFA (Residential Mtg.)(1)                            5.900              09/01/2023       47,691

 620,000   OH HFA (Residential Mtg.)(1)                            6.125              09/01/2028      656,617

 175,000   OH HFA (Residential Mtg.)(1)                            6.200              09/01/2033      183,678

 500,000   OH Higher Education Facility
           Commission (Ashland University)(1)                      6.250              09/01/2024      516,485

3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

PRINCIPAL
  AMOUNT                                              COUPON              MATURITY         VALUE
----------                                           ---------           ----------      ----------
$  850,000   OH Port Authority of Columbiana
             Solid Waste (A&L Salvage)(3)              14.500%            07/01/2028      $       --

   100,000   OH Port  Authority of
             Columbiana Solid Waste
             (Liberty Waste Transportation)(1)          7.125             08/01/2025          81,062

 2,000,000   OH River South Authority
             (Lazarus Building Redevel)(1)              5.750             12/01/2027       1,872,220

    60,000   OH Sewage & Solid Waste
             Disposal (Anheuser Busch)(1)               6.000             07/01/2035          60,058

   215,000   OH Solid Waste Disposal (USG Corp.)(1)     6.050             08/01/2034         163,772

   225,430   OH Western Reserve Port
             Authority Solid Waste Facility
             (Central Waste)(3)                         6.350             07/01/2027          40,014

   700,000   Olentangy, OH Local School
             District (School Facilities
             Construction & Improvement)(1)             5.000             12/01/2036         742,721

    50,000   Pike County, OH
             Hospital Facilities (Pike
             Health Services)                           6.750             07/01/2017          47,708

   225,000   Port of Greater Cincinnati, OH
             Devel. Authority (Public Parking
             Infrastructure)(3)                         6.400             02/15/2034         134,150

     5,000   Ravenna, OH GO                             6.300             02/01/2013           5,020

    20,000   Richland County, OH GO(1)                  5.400             12/01/2015          20,081

   135,000   Richland County, OH
             Hospital Facilities (Medcentral
             Health System)(1)                          6.375             11/15/2022         135,968

   175,000   Ross County, OH
             Hospital (Adena Health System)(1)          5.750             12/01/2028         185,157

    20,000   Seven Hills, OH GO(1)                      6.250             12/01/2020          20,254

     5,000   Springboro, OH Special Assessment(1)       6.250             12/01/2014           5,116

    15,000   Springboro, OH Special
             Assessment (Pioneer Blvd.)(1)              6.350             12/01/2014          15,049

   930,000   Summit County, OH Port Authority(1)        6.500             05/15/2039         920,523

 1,000,000   Summit County, OH Port
             Authority (Cleveland Flats-East)(1)        6.875             05/15/2040       1,033,800

   525,000   Summit County, OH Port
             Authority (Twinsburg Township)(1)          5.125             05/15/2025         477,944

   750,000   Summit County, OH Port
             Authority (University of
             Akron Student Hsg.)(1)                     6.000             01/01/2036         840,480

    50,000   Toledo, OH GO(1)                           6.350             12/01/2025          50,090

 1,500,000   Toledo-Lucas County, OH Port
             Authority (Crocker Park)(1)                5.375             12/01/2035       1,427,310

   200,000   Toledo-Lucas County, OH Port
             Authority (Northwest Ohio)(1)              5.400             05/15/2019         184,990

   915,000   Toledo-Lucas County, OH Port
             Authority (Northwest Ohio)(1)              6.000             11/15/2027         866,569

    70,000   Toledo-Lucas County, OH Port
             Authority (Northwest Ohio)(1)              6.375             11/15/2032          70,006

   690,000   Toledo-Lucas County, OH Port
             Authority (Town Square at
             Levis Commons)(1)                          5.400             11/01/2036         462,314

 1,500,000   Warren County, OH Port
             Authority (Corridor 75 Park)(1)            7.500             12/01/2034       1,445,970

    10,000   Warren, OH Waterworks(1)                   5.000             11/01/2022          10,017

   230,000   Washington County, OH Hospital
            (MAHC/MAHealth/MMHospital/MMHF
             Obligated Group)(1)                        5.375             09/01/2018         230,518

4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                            COUPON             MATURITY         VALUE
-----------                                                        --------           ----------     -----------
$   245,000    Westlake, OH GO(1)                                    5.000%           12/01/2021     $   248,197

    350,000    Wright, OH State University(1)                        5.000            05/01/2031         371,840
                                                                                                      ----------
                                                                                                      55,216,250
U.S. Possessions--25.1%
    500,000    Guam GO(1)                                            6.750            11/15/2029         520,830

    750,000    Guam GO(1)                                            7.000            11/15/2039         780,945

    300,000    Guam Government Business Privilege(1)                 5.125            01/01/2042         312,393

    240,000    Northern Mariana Islands
               Commonwealth, Series A(1)                             5.000            06/01/2030         185,563

    600,000    Puerto Rico Commonwealth GO(1)                        6.000            07/01/2039         637,734

  1,250,000    Puerto Rico Commonwealth GO(1)                        6.500            07/01/2037       1,382,975

    135,000    Puerto Rico Electric Power
               Authority, Series AAA(1)                              5.250            07/01/2027         143,608

     80,000    Puerto Rico Electric Power
               Authority, Series AAA(1)                              5.250            07/01/2029          84,287

     80,000    Puerto Rico Electric Power
               Authority, Series AAA(1)                              5.250            07/01/2030          83,425

     90,000    Puerto Rico Electric Power
               Authority, Series AAA(1)                              5.250            07/01/2031          93,469

     15,000    Puerto Rico HFC(1)                                    5.100            12/01/2018          15,104

     90,000    Puerto Rico IMEPCF
               (American Airlines)(3)                                6.450            12/01/2025          18,927

    150,000    Puerto Rico Infrastructure (Mepsi Campus)(1)          5.600            10/01/2014         153,359

  1,015,000    Puerto Rico Infrastructure (Mepsi Campus)(1)          6.250            10/01/2024       1,022,907

  2,120,000    Puerto Rico Infrastructure (Mepsi Campus)(1)          6.500            10/01/2037       2,111,838

    530,000    Puerto Rico ITEMECF (Ana G. Mendez University)(1)     5.375            02/01/2019         530,265

     75,000    Puerto Rico ITEMECF (San
               Lucas & Cristo Redentor Hospitals)(1)                 5.750            06/01/2029          53,544

  1,585,000    Puerto Rico Port Authority
               (American Airlines), Series A(3)                      6.250            06/01/2026         333,341

     15,000    Puerto Rico Public Buildings  Authority(1)            5.125            07/01/2024          15,030

  2,165,000    Puerto Rico Public Buildings  Authority(1)            6.750            07/01/2036       2,453,854

    500,000    Puerto Rico Public Buildings  Authority(1)            7.000            07/01/2021         558,260

    250,000    Puerto Rico Public Buildings  Authority(1)            7.000            07/01/2025         273,070

    525,000    Puerto Rico Sales Tax Financing
               Corp., Series A(1)                                    5.750            08/01/2037         573,988

    500,000    Puerto Rico Sales Tax Financing
               Corp., Series A(1)                                    6.375            08/01/2039         568,435

  1,000,000    Puerto Rico Sales Tax Financing
               Corp., Series C(1)                                    0.000(4)         08/01/2032         944,590

    500,000    Puerto Rico Sales Tax Financing
               Corp., Series C(1)                                    5.750            08/01/2057         544,765

    500,000    Puerto Rico Sales Tax Financing
               Corp., Series C(1)                                    6.000            08/01/2042         548,570

  1,000,000    V.I. Public Finance Authority
               (Hovensa Refinery)(1)                                 4.700            07/01/2022         825,390

    335,000    V.I. Public Finance Authority
               (Hovensa Refinery)(1)                                 6.125            07/01/2022         313,570

     50,000    V.I. Water & Power Authority(1)                       5.300            07/01/2021          50,003
                                                                                                      ----------
                                                                                                      16,134,039
                                                                                                      ----------
TOTAL INVESTMENTS, AT VALUE (COST $77,375,858)-111.1%                                                 71,350,289
LIABILITIES IN EXCESS OF OTHER ASSETS-(11.1)                                                          (7,148,790)
                                                                                                      ----------
NET ASSETS-100.0%                                                                                   $ 64,201,499
                                                                                                      ==========

----------
FOOTNOTES TO STATEMENT OF INVESTMENTS

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2.   Zero coupon bond reflects effective yield on the date of purchase.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                                    LEVEL 3--
                                         LEVEL 1--                LEVEL 2--       SIGNIFICANT
                                        UNADJUSTED        OTHER SIGNIFICANT      UNOBSERVABLE
                                     QUOTED PRICES        OBSERVABLE INPUTS            INPUTS             VALUE
                                     -------------        -----------------       -----------       -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Ohio                                $         --          $    55,216,250        $       --       $55,216,250
  U.S. Possessions                              --               16,134,039                --        16,134,039
                                     -------------          ---------------        ----------       ------------
Total Assets                          $         --          $    71,350,289        $       --       $71,350,289
                                     -------------          ---------------        ----------       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW:
CSAHS               The Sisters of Charity of St. Augustine Health System
GO                  General Obligation
HFA                 Housing Finance Agency
HFC                 Housing Finance Corp.
IMEPCF              Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF             Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LHS                 Lutheran Homes Society
LOOFHSANO           Lutheran Orphans & Old Folks Home Society at Napolean Ohio
LOOFHSAWC           Lutheran Orphans & Old Folks Home Society at Wolf Creek
MAHC                Marietta Area Health Care
MAHealth            Marietta Area Health
MMHF                Marietta Memorial Hospital Foundation
MMHospital          Marietta Memorial Hospital
SWCHS               Southwest Community Health System
SWGHC               Southwest General Health Center
TASC                Tobacco Settlement Asset-Backed Bonds

6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

UHHS                University Hospitals Health System
V.I.                United States Virgin Islands
YMCA                Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of

7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS DECEMBER 30, 2011* (UNAUDITED)

similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of December 30, 2011 is as follows:

Cost                                 $2,680,295
Market Value                         $  526,432
Market Value as a % of Net Assets          0.82%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $77,389,507
                                    ============

Gross unrealized appreciation       $ 2,059,267
Gross unrealized depreciation        (8,098,485)
                                    ------------
Net unrealized depreciation         $(6,039,218)
                                    ============

8 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund

By: -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

By: -s- Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 2/9/2012